COST OF REVENUES - Schedule of Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
COST OF REVENUES - Schedule of Cost of Revenues (Details) [Line Items]
Cost of revenues	$ 287	$ 0	$ 0
Materials And Subcontractors [Member]
COST OF REVENUES - Schedule of Cost of Revenues (Details) [Line Items]
Cost of revenues	235
Payroll And Related [Member]
COST OF REVENUES - Schedule of Cost of Revenues (Details) [Line Items]
Cost of revenues	23
Warranty [Member]
COST OF REVENUES - Schedule of Cost of Revenues (Details) [Line Items]
Cost of revenues	20
Royalties To IIA [Member]
COST OF REVENUES - Schedule of Cost of Revenues (Details) [Line Items]
Cost of revenues	$ 9